SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities	$ 167,878	$ 403,892	$ 133,886
Total	167,878	403,892	133,886
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities	167,878	403,892	133,886
Total	$ 167,878	$ 403,892	$ 133,886